Income Taxes - Components (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current provision
Federal			$ 7,298	$ 19,194	$ 10,981
State			1,964	1,763	844
Impact of lower rate under the 2017 Tax Act -
Remeasurement of net deferred tax assets, other than balances corresponding to items in AOCI			0	8,470	0
Remeasurement of net deferred tax assets corresponding to items in AOCI			0	1,094	0
Deferred tax expense (benefit)			2,471	3,471	(1,614)
Income tax expense	$ 3,577	$ 1,504	$ 11,733	$ 33,992	$ 10,211